Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies

Note 15. Commitments and Contingencies

Lease Commitments

The Company leases office and manufacturing facilities under non-cancelable operating leases expiring at various dates through December 2027, including office and manufacturing space in San Jose, California used as its corporate headquarters. The lessor company is owned by one of the Company’s officers. Please see Note 17. Related

Party Transactions. The Company also entered into capital leases for purchasing of information technology equipment.

As of December 31, 2020, future minimum lease payments under all non-cancelable capital and operating leases with an initial lease term in excess of one year were as follows (in thousands):

Years Ending December 31,	Capital Leases	Operating Leases
2021	$217	$4,036
2022	14	3,297
2023	—	3,357
2024	—	3,459
2025	—	3,563
Thereafter	—	7,450
Net minimum lease payments	231	$25,162
Less amount representing interest	(7)
Present value of net minimum lease payments	224
Less current portion	(210)
Long-term obligations as of December 31, 2020	$14

Rent expense under operating leases was approximately $4.4 million, $4.3 million and $4.1 million, respectively, for 2020, 2019 and 2018.

Purchase and Other Commitments

The following table summarizes contractual obligations and commitments as of December 31, 2020 (in thousands):

	Purchase	Other Contractual
Years Ending December 31,	Commitments	Commitments
2021	$37,364	$1,732
2022	—	706
Total	$37,364	$2,438

Purchase commitments represent outstanding purchase orders or commitments for goods or services with contract manufacturers and vendors that range mostly from one month up to a year. The Company uses several contract manufacturers to manufacture components, subassemblies and products. The Company provides these contract manufacturers with demand information and they use this information to acquire components and build products. Contract manufacturer commitments consist of obligations for on-hand inventories and non-cancelable purchase orders with contract manufactures. If the Company cancels all or part of the orders, it may still be liable to the contract manufacturers for the cost of the materials and components purchased by the subcontractors to manufacture the Company’s products. The Company also obtains individual components for its products from a wide variety of individual suppliers. In addition, the Company has other contractual obligations for goods or services associated with its ordinary course of business.

Legal Proceedings

From time to time, the Company is involved in actions, claims, suits and other proceedings in the ordinary course of business, including assertions by third parties relating to intellectual property infringement, breaches of contract or warranties or employment-related matters. The Company is defending all current litigation matters. Although there can be no assurances and the outcome of these matters is currently not determinable (except as specifically described below), the Company currently believes that none of these claims or proceedings are likely to have a material adverse effect on the Company’s financial position.

Quanergy Litigation

In September 2016, Quanergy Systems, Inc. (Quanergy) filed a complaint against the Company and one of its customers in the Northern District of California (the District Court litigation), seeking a declaratory judgment of non-infringement of one of the Company’s patents, U.S. Patent No. 7,969,558 (the ‘558 patent) and asserting state and federal trade secret misappropriation claims against the Company and its customer and breach of contract and constructive fraud claims against its customer. In November 2016, Quanergy filed an amended complaint, removing its trade secret misappropriation claims against the Company, dropping its customer from the suit and dropping the related claims of breach and constructive fraud. The amended complaint maintained only the declaratory judgment of non-infringement action against the Company. In December 2016, the Company filed an answer generally denying the allegations and relief requested in Quanergy’s amended complaint. The Company’s answer also included counterclaims against Quanergy asserting direct, indirect, and willful infringement of the ‘558 patent. In January 2017, Quanergy filed an answer generally denying the allegations in the Company’s patent infringement counterclaims and requesting relief. The court held a claim construction hearing on September 13, 2017 and issued a claim construction order on October 4, 2017, which adopted the majority of the Company’s proposed constructions. In June 2018, the district court entered an order granting a joint stipulation to stay the litigation.

Quanergy filed two petitions for inter partes review with the U.S. Patent Office’s Patent Trials and Appeal Board (PTAB) in November 2017, challenging all claims of the ‘558 patent that we asserted. The Company filed its Patent Owner Preliminary Response to Quanergy’s petitions on March 7, 2018. The PTAB issued an institution decision on May 25, 2018, instituting review of all challenged claims. The Company subsequently filed its Patent Owner Response and a Contingent Motion to Amend the claims. The PTAB held oral argument on February 27, 2019. On May 23, 2019, the PTAB issued a Final Written Decision upholding the validity of all the challenged claims, finding that Quanergy did not prove by a preponderance of the evidence that any of the challenged claims of the ‘558 patent were unpatentable, and denying the Company’s contingent motion as moot. In June 2019, Quanergy filed a request for rehearing. On July 21, 2020, Quanergy filed a Notice of Appeal, appealing the PTAB decision to the U.S. Court of Appeals for the Federal Circuit. Quanergy’s opening appeal brief was filed on January 22, 2021. The Company’s responsive appeal brief is due on April 2, 2021.

Hesai and RoboSense Litigation

On August 13, 2019, the Company filed separate complaints against Hesai Photonics Technology Co., Ltd. (Hesai) (5:19-cv-4742-EJD) and Suteng Innovation Technology Co., Ltd. (RoboSense) (5:19-cv-4746-EJD), in the United States District Court for the Northern District of California. These complaints allege infringement of the ‘558 patent by Hesai and RoboSense, respectively. In both cases, the Company sought, among other relief, a permanent injunction and to be determined monetary damages adequate to compensate us for the alleged infringement. Both cases were stayed pending resolution of the ITC investigation (No. 337-TA-1173). On July 8, 2020, Velodyne filed a Notice of Dismissal with Prejudice of the Hesai case (5:19-cv-4742-EJD) pursuant to the Litigation Settlement and Patent Cross License Agreement discussed further below. The Hesai case is now terminated. On September 30, 2020, the Company filed a Notice of Dismissal with Prejudice of the RoboSense case (5:19-cv-4746-EJD) pursuant to the Litigation Settlement and Patent Cross License Agreement discussed below. The RoboSense case is now terminated.

On August 15, 2019, the Company also filed a patent infringement complaint with the United States International Trade Commission (ITC) against Hesai and RoboSense. The complaint filed with the ITC alleges violations of Section 337 of the Tariff Act of 1930, as amended, by both Hesai and RoboSense and requests that the ITC investigate Hesai and RoboSense for unlawfully importing and selling products that infringe upon the ‘558 patent. On August 28, 2019, the Company filed a supplement with the ITC. The Company is asking the ITC to issue permanent limited exclusion orders and permanent cease and desist orders against Hesai and RoboSense to stop the importation and sale of the following products in the United States: (a) rotating 3-D lidar devices; (b) components thereof; and (c) sensing systems containing the same. On September 11, 2019, the Company received notice that the ITC instituted an investigation of Hesai and RoboSense (No. 337-TA-1173). On July 8, 2020, Velodyne and Hesai jointly moved to terminate the ITC investigation with respect to Hesai pursuant to the Litigation Settlement and Patent Cross License Agreement discussed further below. On July 13, 2020, the ALJ issued Order No. 33, granting the joint motion. Order No. 33 is an Initial Determination that terminates Hesai from the Investigation. On August 4, 2020, the Commission issued a Notice determining not to review the Initial Determination terminating the investigation as to Hesai. As a result, the case against Hesai is now terminated. On September 30, 2020, Velodyne and RoboSense filed a Joint Motion for and Memorandum in Support of Termination of the Investigation based on the Litigation Settlement and Patent Cross License Agreement discussed further below. On October 1, 2020, the ALJ issued Order No. 48 granting the joint motion. Order No. 48 is an Initial Determination that terminates RoboSense from the Investigation. On October 15, 2020, the Commission issued a Notice determining not to review the Initial Determination terminating the investigation as to RoboSense. As a result, the case against RoboSense is now terminated.

On November 8, 2019, Velodyne Lidar, Inc., Velodyne Europe GmbH, Gotting KG, and IFTAS GmbH were sued by Hesai for alleged patent infringement before the District Court of Frankfurt, Germany (Docket No. 2-6 O 461/19). Hesai sought money damages and an injunction. On July 8, 2020, Hesai withdrew the case pursuant to the Litigation Settlement and Patent Cross License Agreement discussed further below. This case is now terminated.

On April 30, 2020, Hesai filed four cases in the Shanghai Intellectual Property Court against the Company, Beijing Velodyne Laser Technology Co., Ltd (Velodyne Beijing), and Shanghai Keming Instrument Co., Ltd (Keming) (collectively, Defendants). The cases were docketed by the court on May 6, 2020. Hesai asserts that the Defendants infringed three patents registered in the People’s Republic of China. Each case sought an injunction and monetary damages. On July 8, 2020, Hesai withdrew the four China cases pursuant to the Litigation Settlement and Patent Cross License Agreement discussed below. These cases are now terminated.

On June 24, 2020, the Company entered into a Litigation Settlement and Patent Cross-License Agreement with Hesai to resolve all of the disputes between the parties, as described above, and agreed on the terms of a patent cross-license and releases of liability. Under the terms of the settlement, Hesai agreed to make a one-time payment to compensate the Company for Hesai’s past use of the Company’s technologies, will make annual fixed royalty payments through 2022, and thereafter, will make product sales royalty payments through February 2030. The parties also agreed to terminate all of the matters related to Hesai described above.

On September 21, 2020, Velodyne entered into a Litigation Settlement and Patent Cross-License Agreement with RoboSense to resolve all of the disputes between Velodyne and RoboSense, as described above, and agreed on the terms of a patent cross-license and releases of liability. The parties also agreed to terminate all of the litigation matters between Velodyne and RoboSense described above.

Employment Matters

On April 3, 2020, a former employee filed a class action lawsuit in the United States District Court for the Northern District of California. The complaint alleges that the Company violated the federal Worker Adjustment and Retraining Notification Act, or WARN Act, and California WARN Act in connection with its termination of the employment of the plaintiff and other similarly situated employees. The plaintiff seeks to certify the action as a class action and seeks various other remedies on behalf of himself and others, including unpaid wages, salaries, commissions, bonuses and other compensation and benefits that would have accrued during the following 60 days. The parties have reached an agreement to resolve the case and the plaintiff filed a voluntary dismissal of the case on June 29, 2020 in accordance with the terms of the settlement. This case is now terminated.

On June 8, 2020, a former employee filed a class action lawsuit in the Santa Clara County Superior Court of the State of California. The complaint alleges that, among other things, the Company failed to pay minimum and overtime wages, final wages at termination, and other claims based on meal periods and rest breaks. The plaintiff is bringing this lawsuit on behalf of herself and other similarly situated plaintiffs who have not been identified and is seeking to certify the action as a class action. The plaintiff has now filed a First Amended Complaint that adds a claim pursuant to California’s Private Attorneys General Act. The First Amended Complaint does not specify the amount the plaintiff seeks to recover. Velodyne’s response to the First Amended Complaint was filed on November 16, 2020 and the parties are in the process of beginning discovery concerning class certification issues. The Court has scheduled a Case Management Conference for May 26, 2021.

Business Combination

On August 4, 2020, a purported shareholder of Graf commenced a putative class action against Graf and its directors in the Supreme Court of the State of New York, New York County. The Plaintiff alleges that the Board members, aided and abetted by Graf, breached their fiduciary duties by entering into the Merger Agreement with Velodyne. The Plaintiff alleges that the Merger Agreement undervalues Graf, was the result of an improper process and that Graf’s disclosure concerning the proposed Merger is inadequate. As a result of these alleged breaches of fiduciary duty, the Plaintiff seeks, among other things, an award of rescissory damages. The Company believes the claim is without merit and intends to defend itself vigorously.

Securities Litigation Matters

On March 3, 2021, a purported shareholder of Velodyne filed a complaint for a putative class action against Velodyne, Anand Gopalan and Andrew Hamer in the United States District Court, Northern District of California, Case No. 21-cv-01486. The complaint alleges purported violations of the federal securities laws and that, among other things, the defendants made materially false and/or misleading statements and failed to disclose material facts about the Company’s business, operations and prospects. The complaint alleges that purported class members have suffered losses. The complaint seeks, among other things, an award of compensatory damages. The Company believes the claim is without merit and intend to defend ourselves vigorously.

On March 12, 2021, Robert Reese, a purported shareholder of the Company, filed a putative class action lawsuit entitled Reese v. Velodyne Lidar, Inc., et al., No. 3:21-cv-01736, against the Company and two of its current officers, CEO Anand Gopalan and CFO Andrew Hamer (the "Officers") in the United States District Court for the Northern District of California. The plaintiff seeks unspecified damages on behalf of a putative class of persons who purchased or otherwise acquired the Company’s common stock between November 9, 2020 and February 19, 2021. The complaint alleges that the defendants violated federal securities laws by making allegedly false and misleading statements and omitting certain material facts in certain public statements in the Company’s filings with the SEC. The Company and the Officers intend to deny all liability in this action and to defend against the lawsuit vigorously. This lawsuit mirrors the allegations asserted in the previously-filed case entitled Moradpour v. Velodyne Lidar, Inc., et al., No. 3:21-cv-01486, which was filed in the same judicial district on March 2, 2021. The two cases are likely to be consolidated and effectively proceed as a single litigation.

On March 12, 2021, a shareholder derivative lawsuit was filed by Peter D’Arcy against current and former Velodyne Board members and/or officers Anand Gopalan, Andrew Hamer, David S. Hall, Marta Thoma Hall, Joseph B. Culkin, Michael E. Dee, James A. Graf, Barbara Samardzich, and Christopher A. Thomas, and against Velodyne Lidar, Inc. as a nominal defendant. The case, filed in the United States District Court for the District of Delaware, asserts claims of breach of fiduciary duty, unjust enrichment, abuse of control, gross mismanagement, and waste of corporate assets against all of the individual defendants, and asserts a contribution claim against Gopalan and Hamer. The allegations center on recent public statements and securities filings made by Velodyne, beginning with the company’s November 9, 2020 Form 10-Q and continuing through the Form 8-K filed on March 4, 2021, and on recent public statements and securities filings made by David Hall and Marta Thoma Hall. On March 16, 2021, a second shareholder derivative lawsuit was filed in the United States District Court for the District of Delaware by purported shareholders David Kondner and Brandon Jordan against the same defendants as named in D’Arcy’s complaint. The complaint by Kondner and Jordan makes similar allegations as those in D’Arcy’s complaint and seeks damages purportedly on behalf of the Company for alleged breaches of fiduciary duty and waste of corporate assets by the defendants. Velodyne intends to retain counsel and vigorously contest the allegations in both actions.

Accruals for Loss Contingencies

The Company records accruals for outstanding legal proceedings, investigations or claims when it is probable that a liability will be incurred and the amount of loss can be reasonably estimated. The Company evaluated developments in legal proceedings, investigations or claims that could affect the amount of any accrual, as well as any developments that would result in a loss contingency to become both probable and reasonably estimable. During 2020, the Company had accrued and paid $2.4 million for loss contingencies in connection with the settlement of certain employment related legal proceedings. As of December 31, 2020 the Company has not recorded any significant accrual for loss contingencies associated with such legal claims or litigation discussed above.

GRAF INDUSTRIAL CORP.
Commitments and Contingencies

Note 6 — Commitments and Contingencies

Registration Rights

The holders of the Founder Shares, Private Placement Warrants (and any shares of common stock issuable upon the exercise of the Private Placement Warrants), and securities that may be issued upon conversion of Working Capital Loans are entitled to registration rights pursuant to a registration rights agreement signed prior to the effective date of Initial Public Offering, requiring the Company to register such securities for resale. The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the date of the prospectus relating to the Initial Public Offering to purchase up to 3,375,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. The underwriters partially exercised this option on October 25, 2018 to purchase 1,876,512 additional Units.

The underwriters were entitled to a cash underwriting discount of $0.20 per Unit, or approximately $4.88 million in the aggregate, which was paid upon the closing of the Initial Public Offering.

Business Combination Marketing Agreement

The Company has engaged EarlyBirdCapital and Oppenheimer & Co. Inc. as advisors in connection with the Business Combination. The Company will pay EarlyBirdCapital and Oppenheimer & Co. Inc. for such services upon the consummation of the Business Combination (i) a cash fee in an amount equal to 3.5% of the gross proceeds of the Initial Public Offering (exclusive of any applicable finders’ fees which might become payable) an amount equal to up to 40% of which may, in the Company’s discretion, be allocated by the Company to other FINRA members, plus (ii) 150,000 shares of common stock to be issued to EarlyBirdCapital and/or its designees. EarlyBirdCapital and/or its designees will be entitled to registration rights requiring the Company to register such shares for resale. The Company has agreed to use its best efforts to effect such registration in connection with the consummation of the Business Combination or, if not then reasonably practicable, to use the Company’s best efforts to file a registration statement covering such shares within 15 days of the closing of the Business Combination. Pursuant to the terms of the business combination marketing agreement, no fee will be due if the Company does not complete a Business Combination.

This fee is an unrecognized contingent liability, as closing of a potential Business Combination was not considered probable as of June 30, 2020.

Note 6—Commitments and Contingencies

Registration Rights

The holders of the Founder Shares, Private Placement Warrants (and any shares of common stock issuable upon the exercise of the Private Placement Warrants), and securities that may be issued upon conversion of Working Capital Loans are entitled to registration rights pursuant to a registration rights agreement signed prior to the effective date of Initial Public Offering, requiring the Company to register such securities for resale. The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the date of the prospectus relating to the Initial Public Offering to purchase up to 3,375,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. The underwriters partially exercised this option on October 25, 2018 to purchase 1,876,512 additional Units.

The underwriters were entitled to a cash underwriting discount of $0.20 per Unit, or approximately $4.88 million in the aggregate, which was paid upon the closing of the Initial Public Offering.

Business Combination Marketing Agreement

The Company has engaged EarlyBirdCapital and Oppenheimer & Co. Inc. as advisors in connection with the Business Combination. The Company will pay EarlyBirdCapital and Oppenheimer & Co. Inc. for such services upon the consummation of the Business Combination (i) a cash fee in an amount equal to 3.5% of the gross proceeds of the Initial Public Offering (exclusive of any applicable finders’ fees which might become payable) an amount equal to up to 40% of which may, in the Company’s discretion, be allocated by the Company to other FINRA members, plus (ii) 150,000 shares of common stock to be issued to EarlyBirdCapital and/or its designees. EarlyBirdCapital and/or its designees will be entitled to registration rights requiring the Company to register such shares for resale. The Company has agreed to use its best efforts to effect such registration in connection with the consummation of the Business Combination or, if not then reasonably practicable, to use the Company’s best efforts to file a registration statement covering such shares within 15 days of the closing of the Business Combination. Pursuant to the terms of the business combination marketing agreement, no fee will be due if the Company does not complete a Business Combination. This fee is an unrecognized contingent liability, as closing of a potential Business Combination was not considered probable as of December 31, 2019.